FINANCIAL RESULT	3 Months Ended
Mar. 31, 2022
FINANCIAL RESULT.
FINANCIAL RESULT

NOTE 32 – FINANCIAL RESULT

	3/31/2022	3/31/2021
Financial income
Income from interest, commissions and fees	199,449	138,746
Income from financial investments	341,607	90,845
Reimbursement of ITAIPU charges	52,879	60,200
Additional moratorium on electricity	112,536	127,529
Interest income on dividends	61,546	—
Fees and fine	37,359	17,061
Other financial income	120,335	50,485
	925,711	484,866
Financial expenses
Debt charges	(821,076)	(492,628)
Leasing charges	(140,700)	(114,352)
Charges on shareholder’s funds	(2,293)	(143,106)
Remuneration for Thermonuclear Plants Decommissioning Fund	(59,714)	(55,525)
Other financial expenses	(251,723)	(273,180)
	(1,275,506)	(1,078,791)

Financial results, net
Monetary variations	(222,891)	326,290
Exchange variations	1,130,240	(600,932)
Derivatives financial instruments	(79,366)	284,796
	827,983	10,154
Financial Result	478,188	(583,771)